Provisions and Contingencies - Additional Information (Detail) ₱ in Thousands, shares in Millions				12 Months Ended
	Dec. 20, 2018 PHP (₱)	Jul. 03, 2017 Worker	Jul. 23, 2014 PHP (₱)	Dec. 31, 2019 PHP (₱) shares	Dec. 31, 2016	Jun. 10, 2013
Disclosure Of Contingent Liabilities [Line Items]
Number voting preferred shares owned | shares				150
DOLE [Member]
Disclosure Of Contingent Liabilities [Line Items]
Number of workers order | Worker		7,344
Monetary liability				₱ 51,800
Top of range [member] | Eastern telecommunications philippines inc [Member]
Disclosure Of Contingent Liabilities [Line Items]
Maximum amount of arbitration of collating claims				2,900,000
Top of range [member] | PLDT [Member]
Disclosure Of Contingent Liabilities [Line Items]
Maximum amount of arbitration of collating claims				2,800,000
Digitel Mobile Philippines, Inc. [Member] | City Of Trece Martires [Member]
Disclosure Of Contingent Liabilities [Line Items]
Provision of ordinance imposing fee				150
A Ce S Philippines
Disclosure Of Contingent Liabilities [Line Items]
Deficiency basic withholding tax			₱ 87,000
Payment for compromise of tax liabilities				₱ 27,000
DMPI vs City of Cotabato [Member]
Disclosure Of Contingent Liabilities [Line Items]
Payments in respect of litigation settlements	₱ 3,000
Wilson Gamboa Case And Jose M Roy III Petition [Member] | Country of domicile [Member]
Disclosure Of Contingent Liabilities [Line Items]
Percentage of equity interest acquired					60.00%
Wilson Gamboa Case And Jose M Roy III Petition [Member] | Country of domicile [Member] | Top of range [member]
Disclosure Of Contingent Liabilities [Line Items]
Percentage of equity interest acquired						60.00%
Wilson Gamboa Case And Jose M Roy III Petition [Member] | Foreign countries [Member] | Bottom of range [member]
Disclosure Of Contingent Liabilities [Line Items]
Percentage of equity interest acquired						40.00%